Document and Entity Information	12 Months Ended
Dec. 31, 2024
Entity Central Index Key	0000897322
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Entity Registrant Name	Gilat Satellite Networks Ltd.
Entity Address, Address Line One	Gilat House
Entity Address, Address Line Two	Yegia Kapayim Street
Entity Address, Address Line Three	Daniv Park, Kiryat Arye
Entity Address, City or Town	Petah Tikva
Entity Address Country	IL
Entity Address, Postal Zip Code	4913020